Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables set forth, by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2016 and 2015 and are presented on a gross basis before consideration of amounts netted under master netting agreements and the application of collateral and margin paid.

	Fair Value as of December 31, 2016
(amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Assets from commodity risk management activities:
Electricity derivatives	$—	$118	$20	$138
Natural gas derivatives	—	169	4	173
Total assets from commodity risk management activities	$—	$287	$24	$311
Liabilities:
Liabilities from commodity risk management activities:
Electricity derivatives	$—	$(245)	$(12)	$(257)
Natural gas derivatives	—	(52)	(10)	(62)
Emissions derivatives	—	(10)	—	(10)
Total liabilities from commodity risk management activities	—	(307)	(22)	(329)
Liabilities from interest rate contracts	—	(30)	—	(30)
Liabilities from outstanding common stock warrants	(1)	—	—	(1)
Total liabilities	$(1)	$(337)	$(22)	$(360)

	Fair Value as of December 31, 2015
(amounts in millions)	Level 1	Level 2	Level 3	Total
Assets:
Assets from commodity risk management activities:
Electricity derivatives	$—	$308	$40	$348
Natural gas derivatives	—	40	2	42
Coal derivatives	—	10	3	13
Total assets from commodity risk management activities	$—	$358	$45	$403
Liabilities:
Liabilities from commodity risk management activities:
Electricity derivatives	$—	$(267)	$(58)	$(325)
Natural gas derivatives	—	(158)	(34)	(192)
Diesel derivatives	—	(4)	—	(4)
Coal derivatives	—	(35)	(1)	(36)
Total liabilities from commodity risk management activities	—	(464)	(93)	(557)
Liabilities from interest rate contracts	—	(42)	—	(42)
Liabilities from outstanding common stock warrants	(7)	—	—	(7)
Total liabilities	$(7)	$(506)	$(93)	$(606)

Fair Value Inputs, Instruments Classified in Shareholders' Equity, Quantitative Information
The significant unobservable inputs used in the valuation of Dynegy’s contracts classified as Level 3 as of December 31, 2016 are as follows:

Transaction Type	Quantity	Unit of Measure	Net Fair Value	Valuation Technique	Significant Unobservable Input	Significant Unobservable Input Range
(dollars in millions)
Electricity derivatives:
Forward contracts—power (1)	(8)	Million MWh	$10	Basis spread + liquid location	Basis spread	$4.30 - $6.30
FTRs	(19)	Million MWh	$(2)	Historical congestion	Forward price	$0 - $6.00
Natural gas derivatives (1)	73	Million MMBtu	$(6)	Illiquid location fixed price	Forward price	$2.00 - $2.50
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(1)	Represents forward financial and physical transactions at illiquid pricing locations and long-dated contracts.

Schedule of Changes in Fair Value of Derivatives
The following tables set forth a reconciliation of changes in the fair value of financial instruments classified as Level 3 in the fair value hierarchy:

	Year Ended December 31, 2016
(amounts in millions)	Electricity Derivatives	Natural Gas Derivatives	Coal Derivatives	Total
Balance at December 31, 2015	$(18)	$(32)	$2	$(48)
Total gains (losses) included in earnings	59	49	(4)	104
Settlements (1)	(33)	(23)	2	(54)
Balance at December 31, 2016	$8	$(6)	$—	$2
Unrealized gains (losses) relating to instruments held as of December 31, 2016	$59	$49	$(4)	$104

	Year Ended December 31, 2015
(amounts in millions)	Electricity Derivatives	Natural Gas Derivatives	Heat Rate Derivatives	Coal Derivatives	Total
Balance at December 31, 2014	$(4)	$—	$—	$—	$(4)
Total gains included in earnings	39	3	—	—	42
Settlements (1)	1	28	9	(2)	36
Acquisitions	(54)	(63)	(9)	4	(122)
Balance at December 31, 2015	$(18)	$(32)	$—	$2	$(48)
Unrealized gains relating to instruments held as of December 31, 2015	$39	$3	$—	$—	$42

	Year Ended December 31, 2014
(amounts in millions)	Electricity Derivatives	Heat Rate Derivatives	Total
Balance at December 31, 2013	$11	$(1)	$10
Total gains (losses) included in earnings	(9)	1	(8)
Settlements (1)	(6)	—	(6)
Balance at December 31, 2014	$(4)	$—	$(4)
Unrealized gains (losses) relating to instruments held as of December 31, 2014	$(9)	$1	$(8)
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(1)	For purposes of these tables, we define settlements as the beginning of period fair value of contracts that settled during the period.

Fair Value of Receivables and Debt
Unless otherwise noted, the fair value of debt as reflected in the table has been calculated based on the average of certain available broker quotes as of December 31, 2016 and 2015, respectively.

		December 31, 2016		December 31, 2015
(amounts in millions)	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Dynegy Inc.:
6.75% Senior Notes, due 2019 (1)	Level 2	$(2,083)	$(2,137)	$(2,077)	$(1,985)
Tranche B-2 Term Loan, due 2020 (1)	Level 2	$(219)	$(225)	$(766)	$(754)
Tranche C Term Loan, due 2023 (1)	Level 2	$(1,994)	$(2,025)	$—	$—
7.375% Senior Notes, due 2022 (1)	Level 2	$(1,731)	$(1,665)	$(1,729)	$(1,531)
5.875% Senior Notes, due 2023 (1)	Level 2	$(492)	$(431)	$(491)	$(404)
7.625% Senior Notes, due 2024 (1)	Level 2	$(1,237)	$(1,156)	$(1,235)	$(1,078)
8.00% Senior Notes, due 2025 (1)	Level 2	$(738)	$(703)	$—	$—
7.00% Amortizing Notes, due 2019 (1)	Level 2	$(78)	$(90)	$—	$—
Forward capacity agreement (1)	Level 3	$(205)	$(205)	$—	$—
Inventory financing agreements	Level 3	$(129)	$(127)	$(136)	$(137)
Equipment financing agreements (1)	Level 3	$(73)	$(73)	$(61)	$(61)
Genco:
7.00% Senior Notes Series H, due 2018 (1)	Level 2	$—	$—	$(276)	$(204)
6.30% Senior Notes Series I, due 2020 (1)	Level 2	$—	$—	$(213)	$(148)
7.95% Senior Notes Series F, due 2032 (1)	Level 2	$—	$—	$(225)	$(162)
Liabilities subject to compromise (2)	Level 3	$(825)	$(366)	$—	$—
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(1)	Carrying amounts include unamortized discounts and debt issuance costs. Please read Note 14—Debt for further discussion.

(2)
Carrying amounts represent the Genco senior notes that have been classified as liabilities subject to compromise as of December 31, 2016. The fair value of the senior notes was equal to the Genco Plan consideration and is a level 3 valuation due to a lack of observable inputs that make up the consideration. Please read Note 22—Genco Chapter 11 Bankruptcy for further details.